Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventories write-downs totaled					$ 147	$ 102
Inventory write-downs	$ 35	$ 26	$ 132	$ 106	$ 147	$ 102